Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.312%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,615,789.73

Principal:
Principal Collections	$17,777,568.42
Prepayments in Full	$8,651,617.18
Liquidation Proceeds	$509,990.98
Recoveries	$151,516.97
Sub Total	$27,090,693.55
Collections	$28,706,483.28

Purchase Amounts:
Purchase Amounts Related to Principal	$275,558.24
Purchase Amounts Related to Interest	$1,546.53
Sub Total	$277,104.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,983,588.05

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,983,588.05
Servicing Fee	$582,491.07	$582,491.07	$0.00	$0.00	$28,401,096.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,401,096.98
Interest - Class A-2a Notes	$80,932.74	$80,932.74	$0.00	$0.00	$28,320,164.24
Interest - Class A-2b Notes	$85,060.81	$85,060.81	$0.00	$0.00	$28,235,103.43
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$27,881,580.10
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$27,744,540.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,744,540.10
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$27,693,485.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,693,485.77
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$27,655,069.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,655,069.52
Regular Principal Payment	$25,025,314.39	$25,025,314.39	$0.00	$0.00	$2,629,755.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,629,755.13
Residual Released to Depositor	$0.00	$2,629,755.13	$0.00	$0.00	$0.00
Total		$28,983,588.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,025,314.39
Total					$25,025,314.39

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,784,254.69	$68.92	$80,932.74	$0.40	$13,865,187.43	$69.32
Class A-2b Notes	$11,241,059.70	$68.92	$85,060.81	$0.52	$11,326,120.51	$69.44
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$25,025,314.39	$23.77	$746,027.46	$0.71	$25,771,341.85	$24.48

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$86,713,649.57	0.4335682	$72,929,394.88	0.3646470
Class A-2b Notes	$70,714,981.21	0.4335682	$59,473,921.51	0.3646470
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$618,038,630.78	0.5871487	$593,013,316.39	0.5633742

Pool Information
Weighted Average APR	2.830%	2.814%
Weighted Average Remaining Term	45.94	45.09
Number of Receivables Outstanding	34,886	34,189
Pool Balance	$698,989,281.65	$671,305,422.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$643,854,840.06	$618,414,267.78
Pool Factor	0.6109169	0.5867212

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$10,069,581.33
Yield Supplement Overcollateralization Amount	$52,891,154.25
Targeted Overcollateralization Amount	$78,292,105.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,292,105.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$469,124.80
(Recoveries)		41	$151,516.97
Net Loss for Current Collection Period			$317,607.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5453%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9267%
Second Prior Collection Period			0.8577%
Prior Collection Period			0.5755%
Current Collection Period			0.5563%
Four Month Average (Current and Prior Three Collection Periods)			0.7291%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,247	$4,409,978.95
(Cumulative Recoveries)			$293,696.08
Cumulative Net Loss for All Collection Periods			$4,116,282.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3598%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,536.47
Average Net Loss for Receivables that have experienced a Realized Loss			$3,300.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	309	$6,667,128.23
61-90 Days Delinquent	0.08%	27	$512,743.16
91-120 Days Delinquent	0.02%	7	$135,763.05
Over 120 Days Delinquent	0.06%	17	$431,866.00
Total Delinquent Receivables	1.15%	360	$7,747,500.44

Repossession Inventory:
Repossessed in the Current Collection Period		24	$644,096.57
Total Repossessed Inventory		34	$969,380.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2370%
Prior Collection Period			0.1921%
Current Collection Period			0.1492%
Three Month Average			0.1927%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1609%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer